Fair value measurements (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Liabilities:
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value	(32)	(66,174)
Embedded foreign currency derivatives
Assets:
Embedded foreign exchange derivatives		5,464
Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value	(32)	(66,174)
Fair value, measurements, recurring | Balance at the end of the period | Capped call options
Assets:
Derivative assets		9,127
Fair value, measurements, recurring | Balance at the end of the period | Embedded foreign currency derivatives
Assets:
Embedded foreign exchange derivatives		5,464
Fair value, measurements, recurring | Balance at the end of the period | Foreign exchange forward contract instruments
Assets:
Derivative assets	23,351	2,493
Fair value, measurements, recurring | Balance at the end of the period | Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value	(32)	(66,174)
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Capped call options
Assets:
Derivative assets		9,127
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Embedded foreign currency derivatives
Assets:
Embedded foreign exchange derivatives		5,464
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contract instruments
Assets:
Derivative assets	23,351	2,493
Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value	(32)	(66,174)